Contents of Significant Accounts - Aging Analysis of Accounts Receivable (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [line items]
Accounts receivable	$ 30,772,159	$ 980,942	$ 32,723,426
Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	30,780,504		32,734,422
Neither past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	28,105,444		29,338,097
Past due [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	2,675,060		3,396,325
Past due [member] | Less than or equal to 30 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	2,565,097		3,292,457
Past due [member] | 31 to 60 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	78,880		77,929
Past due [member] | 61 to 90 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	3,586		1,249
Past due [member] | 91 to 120 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	6,860		1,115
Past due [member] | Greater than or equal to 121 days [member] | Cost [member]
Disclosure of financial assets [line items]
Accounts receivable	$ 20,637		$ 23,575